Long-term debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt
As at December 31, 2016 and 2015, the Company had the following debt:

(In US$ millions), unless stated otherwise	December 31, 2016	December 31, 2015
Credit facilities:
$2,000 facility (NADL)	1,033	1,200
$400 facility	190	240
$440 facility	190	224
$1,450 facility	353	393
$360 facility (Asia Offshore Drilling)	237	273
$300 facility	162	186
$1,750 facility (Sevan Drilling)	945	1,085
$450 Eminence facility	278	344
$1,500 facility	1,219	1,344
$1,350 facility	1,046	1,181
$950 facility	622	688
$450 facility (2015)	175	215
Total credit facilities	6,450	7,373

Ship Finance Loans
$375 facility (SFL Hercules)	279	256
$390 facility (SFL Deepwater)	248	221
$475 facility (SFL Linus)	356	354
Total Ship Finance Loans	883	831

Unsecured bonds
$1,000 bond	843	948
NOK1,800 million bond	210	203
$500 bond	479	479
NOK1,500 million bond (NADL)	165	161
$ 600 bond (NADL)	413	413
SEK 1,500 bond	165	177
Total unsecured bonds	2,275	2,381

Other credit facilities with corresponding restricted cash deposits	—	76
Total debt principal	9,608	10,661

Less: current portion	(3,230)	(1,526)
Long-term portion	6,378	9,135

Schedule of Debt Issuance Costs Against Current and Long-Term Debt
Details of the debt issuance costs netted against the current and long-term debt for each of the periods presented are shown below.

	Outstanding balance as at December 31, 2016
(In US$ millions)	Principal outstanding	Less: Debt issuance costs	Total debt
Current portion of long-term debt	3,230	(35)	3,195
Long-term debt	6,378	(59)	6,319
Total	9,608	(94)	9,514

	Outstanding debt as at December 31, 2015
(In US$ millions)	Principal outstanding	Less: Debt issuance costs	Total debt
Current portion of long-term debt	1,526	(37)	1,489
Long-term debt	9,135	(81)	9,054
Total	10,661	(118)	10,543

Outstanding Debt	The outstanding debt as at December 31, 2016 is repayable as follows:

(In US$ millions)	December 31, 2016
2017	3,230
2018	2,480
2019	2,893
2020	1,005
2021	—
2022 and thereafter	—
Total debt principal	9,608